FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7:-	FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that have been measured at fair value on a recurring basis, as of June 30, 2025 (unaudited), and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	As of June 30,			As of December 31,
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Unaudited)
Cash equivalents:
Money market funds	$1,334,384	$-	$1,334,384	$1,291,274	$-	$1,291,274

Marketable securities:
U.S. Treasury bills	60,102	-	60,102	50,004	-	50,004

Foreign currency derivative contracts:
Foreign exchange contracts	-	22,825	22,825	-	2,984	2,984
Total	$1,394,486	$22,825	$1,417,311	$1,341,278	$2,984	$1,344,262

The Company classifies its highly liquid money market funds and marketable securities within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.